CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (61,432)	$ (164,835)	$ (39,324)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	160,950	182,389	201,484
Amortization of stock-based compensation costs	16,643	11,183	10,852
Amortization of deferred financing costs	23,288	11,905	9,683
Payment of capitalized lender fees related to debt issuance	(22,652)	(6,189)	(2,940)
Provision for doubtful accounts	41,803	44,640	23,692
Deferred income taxes	(35,615)	(36,650)	(11,524)
Impairment charges	673	87,825	110,856
Loss on divestiture of discontinued operations	12,698	83,887	4,745
Other	2,336	4,301	1,772
Change in operating assets and liabilities:
Accounts receivable	(74,378)	52,271	(58,705)
Inventories and other assets	(25,960)	4,262	(29,382)
Accounts payable	(9,399)	(22,095)	(6,515)
Income taxes	31,728	(17,032)	29,991
Due to third party payors	11,177	(1,671)	(2,723)
Other accrued liabilities	33,611	(34,779)	20,600
Net cash provided by operating activities	105,471	199,412	262,562
Cash flows from investing activities:
Routine capital expenditures	(91,081)	(100,908)	(115,175)
Development capital expenditures	(5,257)	(11,824)	(50,322)
Acquisitions, net of cash acquired	(24,136)	(224,319)	(178,212)
Acquisition deposit	(195,000)
Sale of assets	23,861	250,606	1,260
Proceeds from senior unsecured notes offering held in escrow	(1,350,000)
Interest in escrow for senior unsecured notes due 2020 and 2023	(23,438)
Purchase of insurance subsidiary investments	(105,324)	(46,127)	(38,041)
Sale of insurance subsidiary investments	51,716	49,954	38,363
Net change in insurance subsidiary cash and cash equivalents	33,683	(44,077)	(21,285)
Change in other investments	1,406	122	1,465
Other	679	376	(539)
Net cash used in investing activities	(1,682,891)	(126,197)	(362,486)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,551,515	1,675,800	1,784,300
Repayment of borrowings under revolving credit	(1,807,615)	(1,740,400)	(1,757,100)
Proceeds from issuance of term loan, net of discount	997,500		97,500
Proceeds from issuance of debt component of tangible equity units	34,773
Repayment of senior unsecured notes	(550,000)
Repayment of term loan	(788,563)	(5,937)	(7,000)
Repayment of other long-term debt	(273)	(939)	(3,664)
Payment of deferred financing costs	(3,431)	(1,666)	(1,465)
Equity offering, net of offering costs	321,968
Issuance of equity component of tangible equity units, net of issuance costs	133,336
Issuance of common stock in connection with employee benefit plans	6,243	461	147
Dividends paid	(28,594)	(13,001)
Contribution made by noncontrolling interests			200
Distributions to noncontrolling interests	(13,692)	(2,051)	(3,829)
Purchase of noncontrolling interests			(719)
Other	2,469	483
Net cash provided by (used in) financing activities	1,705,636	(87,250)	108,370
Change in cash and cash equivalents	128,216	(14,035)	8,446
Cash and cash equivalents at beginning of period	35,972	50,007	41,561
Cash and cash equivalents at end of period	164,188	35,972	50,007
Supplemental information:
Interest payments	120,504	97,227	95,638
Income tax payments (refunds)	(29,297)	17,386	20,705
Rental payments to Ventas, Inc.	192,144	$ 248,466	$ 260,332
Notes Due 2022
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes	500,000
Notes Due 2020 and 2023
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes	$ 1,350,000